EQUITY METHOD INVESTMENTS AND VARIABLE INTEREST ENTITIES - RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Contribution to joint venture	$ 357.7	$ 357.7
Due from Joint Venture, Initial Amount	357.7	357.7
Due from Joint Venture, Total	271.3	271.3
Long-term note receivable from unconsolidated subsidiary	270.2	270.2	$ 0.0
Due from Joint Ventures, Current	1.1	1.1
Interest income		15.4	$ 3.8	$ 1.1
Revenue from Related Parties	17.1
Related Parties Amount in Cost of Sales	2.6	2.6
Reduction in expenses [Member]
Related Party Transaction [Line Items]
Related Parties Amount in Cost of Sales	1.3	1.3
Reduction in Prepaid Expenses [Member]
Related Party Transaction [Line Items]
Related Parties Amount in Cost of Sales	0.3	0.3
Rig Management Services [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party	7.8
Purchase of Supplies from Joint Venture [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party	0.6
Secondment Revenue [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	9.2
Transition Services Revenue [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	7.4
Sales of Supplies [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	0.5
Reimbursement of Preparation Costs [Member]
Related Party Transaction [Line Items]
Related Parties Amount in Cost of Sales	1.6	1.6
Sale of Equipment [Member]
Related Party Transaction [Line Items]
Related Parties Amount in Cost of Sales	1.0	1.0
Purchase of Equipment from Joint Venture [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party	2.4
Saudi Arabia Joint Venture [Member] | Rowan Companies plc (Parent) [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties	17.3	17.3
Accounts Payable, Related Parties	10.8	10.8
Interest income		2.1
Accounts Receivable [Member] | Reimbursement of Preparation Costs [Member]
Related Party Transaction [Line Items]
Related Parties Amount in Cost of Sales	1.6	1.6
Accounts Receivable [Member] | Sale of Equipment [Member]
Related Party Transaction [Line Items]
Related Parties Amount in Cost of Sales	$ 1.0	$ 1.0